Investments Accounted for Using the Equity Method (Summarized Statement of Comprehensive Income for Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Revenue	¥ 100,269,667	¥ 107,688,907	¥ 91,962,415
Depreciation and amortization	(1,838,788)	(1,807,613)	(1,834,129)
Interest income	398,176	443,661	268,379
Interest expense	(53,784)	(79,246)	(54,384)
Profit from continuing operations	2,656,128	6,808,121	7,852,898
Income tax expense	(428,963)	(1,471,903)	(1,698,739)
Profit for the year	2,227,165	5,336,218	6,154,159
Other comprehensive income	7,449	(7,014)	(810)
Total comprehensive income for the year	2,234,614	5,329,204	6,153,349
BOC [member]
Disclosure of joint ventures [line items]
Revenue	414,374	423,160	410,254
Depreciation and amortization	(50,199)	(46,456)	(45,680)
Interest income	636	1,154	503
Interest expense	0	0	(190)
Profit from continuing operations	108,565	114,275	108,072
Income tax expense	(28,382)	(27,799)	(26,803)
Profit for the year	80,183	86,476	81,269
Other comprehensive income	0	0	0
Total comprehensive income for the year	80,183	86,476	81,269
Dividends declared by joint venture	77,800	73,000	44,000
Jinpu [member]
Disclosure of joint ventures [line items]
Revenue			13,848
Depreciation and amortization			(7,452)
Interest income			0
Interest expense			(533)
Profit from continuing operations			(6,605)
Income tax expense			0
Profit for the year			(6,605)
Other comprehensive income			0
Total comprehensive income for the year			(6,605)
Dividends declared by joint venture			0
JYJC [member]
Disclosure of joint ventures [line items]
Revenue	29,290	21,542
Depreciation and amortization	0	0
Interest income	308	27
Interest expense	0	0
Profit from continuing operations	3,107	1,833
Income tax expense	(777)	(450)
Profit for the year	2,330	1,383
Other comprehensive income	0	0
Total comprehensive income for the year	2,330	1,383
Dividends declared by joint venture	906	64
Yangu Gas [member]
Disclosure of joint ventures [line items]
Revenue	55,302	58,679	59,883
Depreciation and amortization	(11,272)	(2,245)	(9,829)
Interest income	1,119	541	360
Interest expense	0	0	0
Profit from continuing operations	40	(2,518)	(1,172)
Income tax expense	0	0	0
Profit for the year	40	(2,518)	(1,172)
Other comprehensive income	0	0	0
Total comprehensive income for the year	40	(2,518)	(1,172)
Dividends declared by joint venture	¥ 0	¥ 0	¥ 0